Nature of Operations, Business Activities and Summary of Significant Accounting Policies (Detail Textuals)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 01, 2017 USD ($)	Oct. 31, 2014 shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) Segments $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Segment $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jan. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents | $			$ 41,978	$ 319,930	$ 41,978	$ 319,930	$ 64,820	$ 3,221,209		$ 207,330
Restricted cash | $			4,428		4,428		37,500	37,500
Property and equipment, net | $			$ 2,645		$ 2,645		$ 9,584	$ 13,383
Property, plant and equipment, depreciation methods					Straight-line method		Straight-line method
Property plant and equipment estimated useful life					Two to three years		Two to three years
Number of reportable segment					1		1
Common stock outstanding			30,670,663		30,670,663		21,563,163	19,903,163
Additional fund operations raised | $									$ 1,200,000
Series C Preferred Stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share							386
Preferred stock shares convertible into common stock							1,544,000
Preferred stock, convertible price per share | $ / shares							$ 0.25
Warrants
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share			11,649,500	10,879,500	11,649,500	10,879,500	11,044,500	10,879,500
Stock Option
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share			1,130,000	1,142,500	1,130,000	1,142,500	1,142,500	1,180,000
Nemus Acquisition Corp
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Number of shares exchanged		12,880,000
Common stock outstanding		16,000,000
Nemus Bioscience, Inc | Nemus Acquisition Corp
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Reverse merger common stock issuance with par value (in shares)		3,120,000
Series B Preferred Stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share							4,031	4,500
Preferred stock shares convertible into common stock			13,165,500	5,615,000	13,165,500	5,615,000	16,124,000	5,625,000
Preferred stock, convertible price per share | $ / shares							$ 0.25	$ 0.80
Number of preferred stock			3,291,375	4,492	3,291,375	4,492
Conversion of stock price per share | $ / shares			$ 0.25	$ 0.80	$ 0.25	$ 0.80
Series D Preferred Stock
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Preferred stock shares convertible into common stock			800,000		800,000
Number of preferred stock			200		200
Conversion of stock price per share | $ / shares			$ 0.25		$ 0.25
Series F preferred stock | Subsequent Event | Securities purchase agreement
Nature of Operations, Business Activities and Summary of Significant Accounting Policies [Line Items]
Gross proceeds received | $	$ 2,000,000